Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Beginning Balance	$ 13,452	$ 12,581
Acquisitions	1,243	7,198
Other	(40)	(6,327)
Ending Balance	14,655	13,452
Devices and Consumer Licensing
Goodwill [Line Items]
Beginning Balance	866	868
Acquisitions	0	0
Other	0	(2)
Ending Balance	866	866
Devices and Consumer Hardware
Goodwill [Line Items]
Beginning Balance	1,641	181
Acquisitions	75	1,460
Other	(27)	0
Ending Balance	1,689	1,641
Devices and Consumer Other
Goodwill [Line Items]
Beginning Balance	742	6,888
Acquisitions	0	58
Other	(4)	(6,204)
Ending Balance	738	742
Commercial Licensing
Goodwill [Line Items]
Beginning Balance	10,054	4,494
Acquisitions	4	5,680
Other	(7)	(120)
Ending Balance	10,051	10,054
Commercial Other
Goodwill [Line Items]
Beginning Balance	149	150
Acquisitions	1,164	0
Other	(2)	(1)
Ending Balance	1,311	149
Devices and Consumer
Goodwill [Line Items]
Beginning Balance	3,249	7,937
Acquisitions	75	1,518
Other	(31)	(6,206)
Ending Balance	3,293	3,249
Commercial
Goodwill [Line Items]
Beginning Balance	10,203	4,644
Acquisitions	1,168	5,680
Other	(9)	(121)
Ending Balance	$ 11,362	$ 10,203